Indebtedness to related parties (Details Narrative)				1 Months Ended												6 Months Ended		12 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Nov. 30, 2020	Oct. 31, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Related Party Transaction [Line Items]
Debt conversion, converted amount																$ 10,725,000
Amortization of debt discount																557,000	143,000
Amortization of debt discount																(100,000)
Interest expense																557,000	$ 143,000
the "Group"
Related Party Transaction [Line Items]
Proceeds from related party							$ 283,754		$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate							3.00%		3.00%	3.00%	3.00%	3.00%
Debt remission amount																3,211,668			€ 3,000,000	$ 5,871,714	€ 5,000,000
Debt write off				$ 2,191,282	€ 2,000,000
Maturity date							Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt							$ 1,198,746									7,477,594
Unamortized debt discount							35,340
Carrying value of current debt							1,163,406											$ 1,277,806
Additional loan amount							208,751
Noncurrent debt																		9,695,576
Current debt																		1,407,497
Interest payable																		129,691
Interest expense																		114,400
Accounts payable balance																1,981,933		$ 1,377,871
Repayment of debt																1,449,911
Unamortized debt																129,691
Amortization of debt discount																29,406
Amortization of debt discount																100,285
Interest expense																$ 44,943
WISeKey International Holding AG
Related Party Transaction [Line Items]
Lines of credit extended to shareholder loans			$ 4,000,000
Line of credit description													to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of credit, interest rate			3.00%			2.50%
Debt conversion, converted amount	$ 7,348,397	€ 7,000,000
Debt conversion, shares issued | shares	175,000	175,000
Share capital							$ 183,710
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687
Unamortized debt discount						$ 208,751
Line of credit						$ 5,000,000
Line of credit, maturity date						Dec. 31, 2024
Proceeds from line of credit						$ 1,407,497
Line of credit						$ 1,163,406
Line of credit, interest rate						12.30%
Accrued interest						$ 244,091
Extinguishment of unamortized debt discount						$ 35,340
WiseCoin AG
Related Party Transaction [Line Items]
Proceeds from related party														$ 2,750,000	€ 250,000
Interest rate								2.50%						3.00%	300.00%